Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	31.00%	31.00%
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%	0.10%	0.10%
Fair value of unquoted shares decreased	$ 19,300		$ 9,700				$ 696
Fair value of bonds decreased	$ 4,000	$ 144	$ 5,000
Percentage of trade receivables	33.00%		27.00%				33.00%
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	10.00%	10.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	30.00%	30.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax			$ 959,000	$ 34,571	$ 862,000	$ 1,232,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 38,000		35,000		82,000		$ 1,370
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	49,000	$ 1,766	59,000		$ 51,000
Equity debt ratio					1.00%
Increase decrease in other comprehensive income	$ 9,000	$ 324	$ 7,000		$ 8,000